Geographic areas and major customers	12 Months Ended
Dec. 31, 2019
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 13 - Geographic areas and major customers

A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2017	2018	2019
	US$ thousands

North America	100,434	108,024	77,161
Europe	20,156	21,038	20,956
Asia-Pacific	5,100	4,691	7,123

	125,690	133,753	105,240

B.	Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2017	2018	2019
	US$ thousands

Customer "A"	16,915	18,855	17,107
Customer "B"	*	14,506	11,030
Customer "C"	*	14,220	*
Customer "D"	25,888	*	*

*	Less than 10% of sales.

C.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2018 and 2019:

	Year ended December 31
	2018	*2019
	US$ thousands

North America	46	1,189
Europe	235	198
Israel	3,389	5,970

	3,670	7,357

* The company adopted ASC 842 "Leases" as of January 1, 2019. Therefore, the ROU asset is to be included in the long-lived assets as of December 31, 2019.